SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the Prospectus dated January 31, 2011 of the Sanford C. Bernstein Fund, Inc.

On October 20, 2011, the Board of Directors of the Sanford C. Bernstein Fund, Inc. approved a modification to the non-fundamental investment objective of the International and Tax-Managed International Portfolios of the Fund as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International (“MSCI”) EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio’s investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

SUP-0119-1011

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

Supplement dated October 20, 2011 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the “Portfolios”), dated January 31, 2011.

On October 20, 2011, the Board of Directors of the Portfolios approved a modification to the non-fundamental investment objective of the AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio as follows:

Current Investment Objective	New Investment Objective
To provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International (“MSCI”) EAFE Index, plus Canada.	To provide long-term capital growth.

This change is intended to give the Portfolios flexibility in implementing their investment strategies and greater ability to pursue long-term growth opportunities. The Portfolios intend to use this flexibility to invest a greater portion of their assets in emerging market securities. The change to each Portfolio’s investment objective is expected to take effect on or about January 31, 2012.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

SUP-0109-1011